Non-Current Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Non-Current Other Liabilities

	December 31, 2019	December 31, 2018
	(in thousands)
Other non-current liabilities	$11,459	$10,126
Defined benefit pension obligations, net (note 9)	6,053	3,320
	$17,512	$13,446